Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by Nature [Abstract]
Schedule of Expenses by Nature
	Year ended	Year ended	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Employee benefit expense	$14,136,901	$12,195,089	$11,929,425
Outsourcing charges	9,693,009	6,401,995	9,261,580
Professional services expenses	7,352,785	5,229,184	1,171,977
Change in inventory of finished goods	5,337,118	7,266,283	16,790,457
Expected credit loss	12,153,098	-	404,210
Insurance expenses	1,548,512	862,649	25,300
Amortization expenses on intangible assets	726,031	1,687,618	2,361,009
Depreciation expenses on property, plant and equipment	507,026	5,897,753	6,351,561
Depreciation expenses on right-of-use asset	15,937	40,414	34,438
Share listing expenses	-	70,104,989	-
Others	2,481,689	1,437,146	1,987,959
	$53,952,106	$111,123,120	$50,317,916

Schedule of Fair Value of Equity Consideration
Year ended
December 31, 2022
Fair value of equity consideration issued by the Company
Market value of 9,492,875 ordinary shares ($10.6 per share) (or 949,288 ordinary shares at $106.00 per share reflective of the 10-to-1 reverse stock split effective April 15, 2024)	$100,624,475
Fair value of Global net assets acquired
Net cash proceeds from Global	$32,324,004
Warrant acquired	(2,495,243)
Others	690,725
$30,519,486

Charge for listing services	$70,104,989